Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Components of Long-Term Debt

	September 30, 2019	December 31, 2018
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due from 2020 to 2022	192,000	225,000
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030	1,139,209	1,212,504
Norwegian Krone-denominated Bonds due from 2020 to 2023	335,287	352,973
Euro-denominated Term Loans due from 2023 to 2024	170,274	193,781
Other U.S. Dollar-denominated Loans	3,300	3,300
Total principal	1,840,070	1,987,558
Unamortized discount and debt issuance costs	(12,219)	(17,782)
Total debt	1,827,851	1,969,776
Less current portion	(390,569)	(135,901)
Long-term debt	1,437,282	1,833,875